Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities
Loss before income tax	$ (19,949,316)	$ (14,419,972)	$ (5,210,719)
Add: net loss from discontinued operation	8,248,013	3,193,385	2,905,242
Loss before income tax from continuing operation	(11,701,303)	(11,226,587)	(2,305,477)
Adjustments for:
Interest income	(17,925)	(1,485)	(783)
Finance costs	8,464	1,941,894	1,606,887
Income from digital asset business	(5,692,056)	(122,711)
Cost of income	2,342,788	75,785
Depreciation of property and equipment	2,888	47
Depreciation of right of use assets	96,457	9,725
Share-based compensation	1,045,315	1,468,800
Share purchase warrants expenses	10,176,995	6,063,086
Impairment on goodwill		78,958
Changes in assets and liabilities
Decrease in prepayments and other receivables	196,517	117,171
Increase (decrease) in accounts and other payables	339,219	1,198,249	(19,132)
Increase in payable to customers	2,437,000
Net cash used in operating activities – continuing operation	(765,641)	(397,068)	(718,505)
Net cash used in operating activities – discontinued operation	(374,683)	(4,397,911)	(2,384,020)
Net cash used in operating activities	(1,140,324)	(4,794,979)	(3,102,525)
Cash flows from investing activities
Disposal of property and equipment		4,463	783
Proceeds from purchase of property and equipment	(3,160)
Interest received	17,925	1,485
Disposal of subsidiaries	(70,736)
Net cash (used in) generated from investing activities – continuing operation	(55,971)	5,948	783
Net cash generated from investing activities – discontinued operation	35,548	342,158	1,292,107
Net cash (used in) generated from investing activities	(20,423)	348,106	1,292,890
Cash flows from financing activities
Proceeds from shares issued on private placement	3,300,000	4,011,473
Proceeds from issuance of convertible debentures, net		1,793,439	3,095,000
Repurchase of shares	(353,816)
Increase in related party payable		(292,385)
Payment of principal portion of lease liabilities	(211,170)	(97,669)
Interest paid	(13,139)	(11,550)
Net cash generated from financing activities – continuing operation	2,721,875	5,403,308	3,095,000
Net cash (used in) generated from by financing activities – discontinued operation	(126,787)	3,591,469	(69,609)
Net cash generated from financing activities	2,595,088	8,994,777	3,025,391
Net increase of cash and cash equivalents	1,434,341	4,547,904	1,215,756
Effect of foreign currency translation	26,783	(243,451)	(249,144)
Cash and cash equivalents – beginning of year	5,286,991	982,538	15,926
Cash and cash equivalents – end of year	$ 6,748,115	$ 5,286,991	$ 982,538